Post-retirement benefits - Summary of movement in present value of obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ (658)	$ (723)
Changes in financial assumptions gains/(losses)	(155)	(201)	$ 407
Currency exchange rate losses	(6)	29
Ending balance	(551)	(658)	(723)
Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(82)
Currency exchange rate losses	12
Ending balance	21	(82)
Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(576)
Currency exchange rate losses	(18)
Ending balance	(572)	(576)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(10,763)	(11,795)
Current employer service costs	(80)	(83)
Past service (cost)/credit	(19)	(12)
Curtailments	4	0
Interest on obligation	(501)	(497)
Contributions by plan participants	(17)	(18)
Benefits paid	783	752
Experience (losses)/gains	(4)	2
Changes in financial assumptions gains/(losses)	148	256
Changes in demographic assumptions gains	11	(57)
Currency exchange rate losses	(619)	689
Ending balance	(11,057)	(10,763)	$ (11,795)
Present value of defined benefit obligation | Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(10,187)
Current employer service costs	(77)
Past service (cost)/credit	(19)
Curtailments	3
Interest on obligation	(471)
Contributions by plan participants	(17)
Benefits paid	750
Experience (losses)/gains	(21)
Changes in financial assumptions gains/(losses)	149
Changes in demographic assumptions gains	6
Currency exchange rate losses	(601)
Ending balance	(10,485)	(10,187)
Present value of defined benefit obligation | Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(576)
Current employer service costs	(3)
Past service (cost)/credit	0
Curtailments	1
Interest on obligation	(30)
Contributions by plan participants	0
Benefits paid	33
Experience (losses)/gains	17
Changes in financial assumptions gains/(losses)	(1)
Changes in demographic assumptions gains	5
Currency exchange rate losses	(18)
Ending balance	$ (572)	$ (576)